Prepaid expenses and other receivables	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other receivables
Prepaid expenses and other receivables

7.   Prepaid expenses and other receivables

The components of prepaid expenses and other receivables are as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2021	2020
Prepaid expenses	$1,445	$2,140
Other receivables	2,327	1,743
Total other prepaid expenses and other receivables	$3,772	$3,883